Note Payable - Schedule of the note payable (Details) - USD ($)	Jun. 30, 2024	Mar. 28, 2024	Dec. 31, 2023	Jan. 12, 2023	Dec. 31, 2022	Oct. 06, 2022
Note Payable
Total notes payable and line of credit	$ 2,428,880		$ 220,000
Principal balance of promissory note		$ 224,000
Note payable issued January 12, 2023 (Face Value: $220,000)
Note Payable
Total notes payable and line of credit			220,000
Principal balance of promissory note				$ 220,000
VSee Lab, Inc
Note Payable
Principal balance of debt			220,000		$ 666,667
Less: unamortized debt discount, net					(259,536)
Total notes payable and line of credit			220,000		407,131
VSee Lab, Inc | Note payable issued October 6, 2022 (Face Value: $666,667)
Note Payable
Principal balance of debt					666,667
Principal balance of promissory note					$ 666,667	$ 666,667
VSee Lab, Inc | Note payable issued January 12, 2023 (Face Value: $220,000)
Note Payable
Principal balance of debt			220,000
Total notes payable and line of credit				220,000
Principal balance of promissory note			$ 220,000	$ 220,000